RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation and closure costs	$ 105,443,000	$ 91,641,000
Long-term portion of capital lease obligations	26,184,000	38,019,000
Pension benefits	13,991,000	11,307,000
Goldex mine government grant and other	370,000	4,569,000
Reclamation provision and other liabilities	145,988,000	145,536,000
Environmental remediation liability, current	26,100,000
Asset retirement obligations and environmental remediation liabilities
Asset retirement obligations, beginning of year	91,641,000	62,847,000
Current year additions and changes in estimate, net	9,653,000	23,058,000
Current year accretion	4,953,000	3,176,000
Liabilities settled		277,000
Foreign exchange revaluation	(804,000)	2,837,000
Asset retirement obligations and environmental remediation liabilities, end of year	105,443,000	91,641,000
Maximum percentage of government grants repayable	50.00%
Period for repayment of grants (in years)	3
Average gold price above which the Goldex Grant must be repaid	620
Goldex mine government grant	1,452,000	1,485,000
Executives Plan
Components of net pension plan expense
Service cost - benefits earned during the year	996,000	981,000	509,000
Interest cost on projected benefit obligation	663,000	613,000	448,000
Amortization of net transition asset, past service liability and net experience gains	171,000	164,000	148,000
Prior service cost	26,000	25,000	23,000
Recognized net actuarial loss (gain)	245,000		(142,000)
Net pension plan expense	2,101,000	1,783,000	986,000
Accumulated benefit obligation	11,400,000	9,600,000
Unamortized transition asset (liability)	500,000	681,000
Accrued employee benefit liability	7,292,000	6,634,000
Accumulated other comprehensive income
Initial transition obligation	500,000	681,000
Past service liability	76,000	104,000
Net experience losses	3,550,000	2,179,000
Net liability	11,418,000	9,598,000
Components of the expected recognition in 2012 of amounts in accumulated other comprehensive income
Transition obligation	166,000
Past service cost	25,000
Net actuarial loss	704,000
Expected recognition in 2012 of amounts in accumulated other comprehensive income (loss)	895,000
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	2,443,000	1,635,000
Agnico-Eagle's contribution	1,156,000	1,397,000
Benefit payments	(578,000)	(699,000)
Effect of exchange rate changes	(69,000)	110,000
Fair value of plan assets, end of year	2,952,000	2,443,000	1,635,000
Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041,000	7,998,000
Service cost	996,000	981,000
Interest cost	663,000	613,000
Actuarial losses	1,704,000	2,718,000
Benefit payments	(696,000)	(812,000)
Effect of exchange rate changes	(338,000)	543,000
Projected benefit obligation, end of year	14,370,000	12,041,000	7,998,000
Deficiency of plan assets compared with projected benefit obligation	(11,418,000)	(9,598,000)
Comprised of :
Unamortized transition liability	(500,000)	(681,000)
Unamortized net experience loss	(3,626,000)	(2,283,000)
Accrued liabilities	(7,292,000)	(6,634,000)
Excess (deficiency) of plan assets over projected benefit obligation	(11,418,000)	(9,598,000)
Weighted-average assumptions to determine benefit obligation
Weighted average discount rate - net periodic pension cost (as a percent)	5.20%	7.00%
Weighted average discount rate - projected benefit obligation (as a percent)	4.45%	5.20%
Weighted average rate of compensation increase (as a percent)	3.00%	3.00%
Estimated average remaining service life for the plan (in years)	3.0	4.0
Estimated future benefit paid from each plan
2012	415,000
2013	472,000
2014	469,000
2015	465,000
2016	461,000
2017-2021	$ 2,229,000